Deposits from the Central Bank and Deposits from credit institutions - By type and currency (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Type:
Financial instruments received as collateral	$ 123,940	$ 68,252
Cash collateral received	26,861	26,919
Total financial liabilities	1,604,462	1,477,724
Deposits from the Central Bank and credit institutions
Type:
Reciprocal accounts	12,870	13,373
Time deposits	3,559	5,471
Overnight deposits	13,589	26,164
Repurchase agreements	152,629	132,621
Other accounts	35,258	33,072
Cash collateral received	24,720	26,919
Others	10,538	6,153
Accrued interest	78	102
Total financial liabilities	217,983	210,803
Mexican peso | Deposits from the Central Bank and credit institutions
Type:
Total financial liabilities	187,050	177,336
US dollar | Deposits from the Central Bank and credit institutions
Type:
Total financial liabilities	30,902	33,424
Other currencies | Deposits from the Central Bank and credit institutions
Type:
Total financial liabilities	$ 31	$ 43